Exhibit 99.1

World Omni Auto Receivables Trust 2024-B

Monthly Servicer Certificate

April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	468,291,150.33	22,688
Yield Supplement Overcollateralization Amount 03/31/26	24,959,340.09	0
Receivables Balance 03/31/26	493,250,490.42	22,688
Principal Payments	22,761,589.08	583
Defaulted Receivables	1,152,899.48	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	23,273,359.77	0
Pool Balance at 04/30/26	446,062,642.09	22,058

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.15%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	7,884,304.67	285
Past Due 61-90 days	2,432,604.39	86
Past Due 91-120 days	744,382.69	23
Past Due 121+ days	0.00	0
Total	11,061,291.75	394

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.36%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Delinquency Trigger Occurred	NO

Recoveries	873,423.49
Aggregate Net Losses/(Gains) - April 2026	279,475.99
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.68%
Prior Net Losses/(Gains) Ratio	0.19%
Second Prior Net Losses/(Gains) Ratio	0.66%
Third Prior Net Losses/(Gains) Ratio	0.38%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.75%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.48%
Weighted Average Contract Rate, Yield Adjusted	10.69%
Weighted Average Remaining Term	42.21

Flow of Funds	$ Amount
Collections	26,708,221.64
Investment Earnings on Cash Accounts	14,795.14
Servicing Fee	(411,042.08)
Transfer to Collection Account	-
Available Funds	26,311,974.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,782,787.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	16,066,714.48
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,050,466.71

Total Distributions of Available Funds	26,311,974.70

Servicing Fee	411,042.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	462,129,356.57
Principal Paid	22,228,508.24
Note Balance @ 05/15/26	439,900,848.33

Class A-1
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2a
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2b
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-3
Note Balance @ 04/15/26	316,829,356.57
Principal Paid	22,228,508.24
Note Balance @ 05/15/26	294,600,848.33
Note Factor @ 05/15/26	68.7516566%

Class A-4
Note Balance @ 04/15/26	89,800,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	89,800,000.00
Note Factor @ 05/15/26	100.0000000%

Class B
Note Balance @ 04/15/26	37,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	37,000,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	18,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	18,500,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,032,999.75
Total Principal Paid	22,228,508.24
Total Paid	24,261,507.99

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63980%
Coupon	4.06980%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.27000%
Interest Paid	1,391,408.92
Principal Paid	22,228,508.24
Total Paid to A-3 Holders	23,619,917.16

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6497604
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.0382279
Total Distribution Amount	19.6879883

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.2471620
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.8751651
Total A-3 Distribution Amount	55.1223271

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	722.80
Noteholders' Principal Distributable Amount	277.20

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	3,080,896.88
Investment Earnings	9,051.09
Investment Earnings Paid	(9,051.09)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88